SUPPLEMENT DATED AUGUST 1, 2024
TO THE FOLLOWING INITIAL SUMMARY PROSPECTUSES DATED MAY 1, 2024

New York Life Premier Advisory Variable Annuity New York Life Premier Plus Variable Annuity II New York Life Flexible Premium Variable Annuity III New York Life IndexFlex Variable Annuity	New York Life Premier Variable Annuity II New York Life Premier Variable Annuity - FP Series New York Life IndexFlex Variable Annuity – FP Series
AND TO THE FOLLOWING PROSPECTUSES
AND UPDATING SUMMARY PROSPECTUSES
DATED MAY 1, 2024

  New York Life
Elite Variable Annuity
  New York Life
Essentials Variable Annuity
  New York Life Flexible Premium Variable Annuity
  New York Life Flexible Premium Variable Annuity II
  New York Life Flexible Premium Variable Annuity III
  New York Life Premier Advisory Variable Annuity
  New York Life Premier Plus Variable Annuity
  New York Life Premier Plus Variable Annuity II

New York Life Premier Variable Annuity
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity - FP Series
New York Life Premium Plus Elite Variable Annuity
New York Life Premium Plus II Variable Annuity
New York Life Premium Plus Variable Annuity
New York Life Variable Annuity

INVESTING IN

NYLIAC Variable Annuity Separate Account I	NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Annuity Separate Account II	NYLIAC Variable Annuity Separate Account IV
This supplement amends the most recent prospectuses, initial summary prospectuses, and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the variable annuity contracts referenced above. You should read this information carefully and retain this supplement for future reference, together with the Prospectus for your contract. This supplement is not valid unless it is read in conjunction with the Prospectus for your contract. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.
The purpose of this supplement is to inform you of the following changes to your Prospectus effective as of June 1, 2024:
For all Prospectuses

1.	The Fidelity® VIP International Index Portfolio – Service Class 2 will have the following change:

a.
Current Expenses:
In the “Appendix of Portfolios Available Under the Policy,” the current expense of “0.42%” for the Fidelity® VIP International Index Portfolio – Service Class 2 is deleted and replaced with “0.41%”.

For all Prospectuses other than New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity – FP Series

2.	The Fidelity® VIP Extended Market Index Portfolio – Service Class 2 will have the following change:

a.
Current Expenses:
In the “Appendix of Portfolios Available Under the Policy,” the current expense of “0.38%” for the Fidelity® VIP Extended Market Index Portfolio – Service Class 2 is deleted and replaced with “0.37%”.

3.
In the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY” section of the Prospectus under “Fees and Expenses”, the Minimum percentage relating to the “Investment options (Portfolio fees and expenses)” of “
0.38
%” is deleted and replaced with “0.37%”.

4.
In the “TABLE OF FEES AND EXPENSES” or “ADDITIONAL INFORMATION ABOUT FEES” section of the Prospectus, as applicable, under “Annual Portfolio Expenses”, the Minimum percentage relating to “Before fee waivers and expense reimbursements” of “0.38%” is deleted and replaced with “0.37%”.

The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010